Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		28 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Oct. 30, 2013	Oct. 31, 2013 Series A Convertible Preferred Stock	Dec. 31, 2012 Series A Convertible Preferred Stock	Dec. 31, 2011 Series A Convertible Preferred Stock	Dec. 31, 2013 Series A Convertible Preferred Stock	Oct. 31, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Dec. 31, 2013 Series B Convertible Preferred Stock	Nov. 29, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Investor	Nov. 06, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Investor	Nov. 29, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Common Stock	Nov. 06, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Common Stock
Class of Stock [Line Items]
Common Stock, shares authorized		100,000,000	100,000,000	100,000,000
Preferred Stock, shares authorized		10,000,000	0	10,000,000			2,500,000		0		7,000,000	0
Common stock, voting right description		Common stock is entitled to one vote and all shares rank equally as to voting and other matters.
Issuance of Preferred Stock net of offering costs							416,667	416,667			1,835,000				1,270,096	7,740,142
Issuance of Preferred Stock, price per share							$ 0.60	$ 0.60			$ 3.00				$ 6.00	$ 6.00
Gross proceeds from sale of stock															$ 7,600,000	$ 46,400,000
Number of Accredited Investors													195	52
Reverse stock split ratio	0.01					0.3333				0.3333
Common Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00010
Proceeds from issuance of preferred stock			$ 5,673,173	$ 5,893,951			$ 250,000	$ 250,000			$ 5,505,000
Conversion basis of preferred stock to common stock	One-to-one